Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2026
Intangible Assets
Schedule of intangible assets

	July 31,	January 31,
	2026	2026
Cost
Customer agreements and relationships	420,878	407,943
Existing technology	547,733	529,536
Trade names	13,654	13,024
Non-compete covenants	17,514	17,300
	999,779	967,803
Accumulated amortization
Customer agreements and relationships	236,338	226,397
Existing technology	400,739	384,307
Trade names	10,568	10,280
Non-compete covenants	15,175	14,750
	662,820	635,734
Net	336,959	332,069